SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Share-based compensation expense	$ 0	$ 53,250
Common Stocks
Cash at bank	12,051,046			$ 31,860,607
Cash	$ 63,717
Descriptions of value added tax			The VAT rates applicable to the Company’s PRC subsidiaries ranged from 3% to 6%
Consulting fees, Descriptions	As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities / colleges and the jointly managed academic programs, which are collected first by Chinese host universities / colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company
Overseas study consulting service fees descriptions	90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted
Deferred revenue	$ 0			$ 291,833
Share-based compensation expense	$ 0	$ 53,250